Properties, Plants, and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Properties, Plants, and Equipment, Net
11. Properties, Plants, and Equipment, Net
The components of net properties, plants and equipment were as follows:

	December 31, (1)
	2014	2013
	(Dollars in millions)
Coke and energy plant, machinery and equipment	$1,251.3	$1,194.4
Coal logistics plant, machinery and equipment	83.6	82.6
Land and land improvements	54.1	56.8
Construction-in-progress	43.3	37.4
Other	13.2	10.7
Gross investment, at cost	1,445.5	1,381.9
Less: accumulated depreciation	(232.1)	(182.2)
Total Properties, Plant and Equipment, net	$1,213.4	$1,199.7

(1)
Includes assets, consisting mainly of coke and energy plant, machinery and equipment, with a gross investment totaling $793.4 million and $790.3 million and accumulated depreciation of $106.5 million and $79.6 million at December 31, 2014 and December 31, 2013, respectively, which are subject to long-term contracts to sell coke and are deemed to contain operating leases.